Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 6,920	$ 8,574	$ 8,073
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	1,126	872	795
Net (accretion) of purchase accounting adjustments	(255)
Net amortization of securities	407	432	732
Net realized (gain) on sale of securities		(163)
Proceeds from sale of loans in secondary market	6,455	6,746	4,286
Loans disbursed for sale in secondary market	(6,228)	(6,504)	(4,058)
Amortization of mortgage servicing rights	79	93	77
Gain on sale of loans	(306)	(335)	(305)
Amortization of intangibles	68
Deferred tax (benefit) expense	(725)	591	(517)
Provision for loan losses	2,826	1,090	2,787
Common stock issued to ESOP	575		351
Earnings on bank owned life insurance and annuity assets	(725)	(681)	(672)
Gain on sale of ProAlliance Corporation			(810)
(Gain) loss on sale of other real estate owned	(22)	(99)	(25)
(Appreciation) write-down of other real estate owned	489		(88)
Change in accrued interest receivable	(496)	(13)	95
Change in accrued liabilities	1,461	473	1,326
Change in other assets	1,717	(678)	(366)
Net cash provided by operating activities	13,366	10,398	11,681
Cash flows from investing activities:
Net cash acquired from Milton Bancorp, Inc. acquisition	1,770
Proceeds from sales of securities available for sale		10,550
Proceeds from maturities of securities available for sale	18,591	15,085	15,318
Purchases of securities available for sale	(20,256)	(33,251)	(16,077)
Proceeds from maturities of securities held to maturity	3,089	3,482	827
Purchases of securities held to maturity	(1,528)	(626)	(885)
Proceeds from maturities of certificates of deposit in financial institutions	490	245
Purchases of certificates of deposit in financial institutions	(445)	(980)	(980)
Proceeds from restricted investments in bank stocks			1,200
Purchases of restricted investments in bank stocks	(566)
Net change in loans	(38,299)	5,049	(29,936)
Proceeds from sale of other real estate owned	403	458	821
Proceeds from sale of ProAlliance Corporation			810
Purchases of premises and equipment	(1,683)	(1,950)	(985)
Purchases of bank owned life insurance and annuity assets		(3,000)
Net cash (used in) investing activities	(38,434)	(4,938)	(29,887)
Cash flows from financing activities:
Change in deposits	10,150	13,916	17,953
Proceeds from common stock through dividend reinvestment			103
Cash dividends paid	(3,585)	(3,665)	(3,441)
Proceeds from Federal Home Loan Bank borrowings	11,102	400	7,575
Repayment of Federal Home Loan Bank borrowings	(1,883)	(1,671)	(1,612)
Change in other long-term borrowings	3,899
Change in other short-term borrowings	21	113	261
Net cash provided by financing activities	19,704	9,093	20,839
Cash and cash equivalents:
Change in cash and cash equivalents	(5,364)	14,553	2,633
Cash and cash equivalents at beginning of year	45,530	30,977	28,344
Cash and cash equivalents at end of year	40,166	45,530	30,977
Supplemental disclosure:
Cash paid for interest	2,930	2,784	3,274
Cash paid for income taxes	1,725	2,450	3,567
Transfers from loans to other real estate owned	957	1,381	879
Other real estate owned sales financed by The Ohio Valley Bank Company	316	189	390
Net assets acquired from Milton Bancorp, Inc. acquisition, excluding cash and cash equivalents	3,140
Milton Bancorp, Inc [Member]
Supplemental disclosure:
Issuance of common stock for Milton Bancorp, Inc. acquisition	$ 11,444